UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Telemark Asset Management, LLC
Address:   One International Place, Suite 2401
           Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian C. Miley
Title:     Chief Financial Officer
Phone:     (617) 526-8910
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
Signature, Place and Date of Signing         /s/ Brian C. Miley          Boston, Massachusetts     November 10, 2011
                                             [Signature]                 [City, State]             [Date]
                                             Brian C. Miley, Chief
                                             Financial Officer
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     31 Data Records

Form 13F Information Table Value Total:     $208,408 (thousands)

Telemark Fund, LP
9/30/2011

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
                                   Title of               Value   SHRS or PRN                Investment  Other     Voting Authority
Security Description                Class     CUSIP     (x$1,000)   Amount   SH/PRN PUT/CALL Discretion Managers  Sole  Shares  None

ACCRETIVE HEALTH                  Com       00438V103     3,185     150,000    SH                SOLE            150,000
AGNICO EAGLE                      Com       008474108     1,190      20,000    SH                SOLE             20,000
AMAZON COM                        Com       023135106    19,461      90,000    SH                SOLE             90,000
APPLE                             Com       037833100    15,253      40,000    SH                SOLE             40,000
ARM HOLDINGS                      Spons ADR 042068106    21,675     850,000    SH                SOLE            850,000
ARM HOLDINGS PLC                  Com       G0483X122     8,352     950,000    SH                SOLE            950,000
ASSISTED LIVING CONCEPTS          CL A New  04544X300     1,901     150,000    SH                SOLE            150,000
BARRICK GOLD                      Com       067901108     6,998     150,000    SH                SOLE            150,000
CANADIAN NATURAL RESOURCE         Com       136385101     2,927     100,000    SH                SOLE            100,000
CELADON GROUP                     Com       150838100       444      50,000    SH                SOLE             50,000
CEPHEID                           Com       15670R107     7,766     200,000    SH                SOLE            200,000
CLEAN HARBORS                     Com       184496107    10,260     200,000    SH                SOLE            200,000
ELDORADO GOLD                     Com       284902103     5,142     300,000    SH                SOLE            300,000
EOG RESOURCES                     Com       26875P101       710      10,000    SH                SOLE             10,000
FRANCO NEVADA                     Com       351858105     9,027     250,000    SH                SOLE            250,000
GOLAR LNG                         SHS       G9456A100     9,534     300,000    SH                SOLE            300,000
GOLDCORP                          Com       380956409    18,256     400,000    SH                SOLE            400,000
HEARTLAND EXPRESS                 Com       422347104     3,390     250,000    SH                SOLE            250,000
HMS HOLDINGS                      Com       40425J101     3,659     150,000    SH                SOLE            150,000
IAMGOLD                           Com       450913108       989      50,000    SH                SOLE             50,000
JB HUNT TRANSPORT SERVICES        Com       445658107     2,528      70,000    SH                SOLE             70,000
LANDSTAR SYSTEM                   Com       515098101     2,769      70,000    SH                SOLE             70,000
MINEFINDERS                       Com       602900102     1,740     125,000    SH                SOLE            125,000
NEWMONT MINING                    Com       651639106     4,407      70,000    SH                SOLE             70,000
OCCIDENTAL PETROLEUM              Com       674599105     2,145      30,000    SH                SOLE             30,000
OLD DOMINION FREIGHT LINE         Com       679580100     2,028      70,000    SH                SOLE             70,000
ROYAL GOLD                        Com       780287108     7,687     120,000    SH                SOLE            120,000
SPDR GOLD TRUST GOLD SHARES NPV   GOLD SHS  78463V107    31,612     200,000    SH                SOLE            200,000
UNIVERSAL TRUCKLOAD SERVICES      Com       91388P105        18       1,393    SH                SOLE              1,393
WASTE CONNECTION                  Com       941053100     1,691      50,000    SH                SOLE             50,000
WERNER ENTERPRISES                Com       950755108     1,666      80,000    SH                SOLE             80,000

                                                        208,408
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